Mischler Financial Group [Member] Investment Objectives and Goals - Mischler Financial Group - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Select Treasury Based Liquidity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Select Treasury Based Liquidity Fund (the “Fund”, formerly known as BlackRock Liquid Federal Trust Fund), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.